Restructuring and Productivity Initiatives (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014	Dec. 28, 2014 factory
Restructuring Cost and Reserve [Line Items]
Restructuring, incurred costs	$ 17	$ 141
Severance related costs	5	54
Phase I
Restructuring Cost and Reserve [Line Items]
Number, positions eliminated	4,050
License Expiration
Restructuring Cost and Reserve [Line Items]
Restructuring approximate number of positions affected	200
Phase II
Restructuring Cost and Reserve [Line Items]
Number, positions eliminated	1,050
Severance related costs	70
Impairment of long-lived assets to be disposed of	30
Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring, incurred costs	16	119
Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring, incurred costs	1	22
Severance and other severance related costs
Restructuring Cost and Reserve [Line Items]
Restructuring, incurred costs	5	54
Severance and other severance related costs | Phase I
Restructuring Cost and Reserve [Line Items]
Restructuring, incurred costs		289
Severance and other severance related costs | Phase II
Restructuring Cost and Reserve [Line Items]
Restructuring, incurred costs	68
Other exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring, incurred costs	10	14
Facility closing
Restructuring Cost and Reserve [Line Items]
Restructuring, incurred costs	2	73
Facility closing | Footprint
Restructuring Cost and Reserve [Line Items]
Number, facilities eliminated			5
Restructuring approximate number of positions affected	1,600
Restructuring, costs incurred to date	91
Facility closing | License Expiration
Restructuring Cost and Reserve [Line Items]
Number, facilities eliminated	1
Severance related costs	11
Impairment of long-lived assets to be disposed of	33
Loss on contract termination	$ 9